The Saratoga Advantage Trust

Supplement dated May 27, 2008 to the Class A Shares Prospectus Dated January 31, 2008,

of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, “THE ADVISER” located on page 41 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Technology & Communications Portfolio is advised by Columbus Circle Investors (“CCI”).  Stock selection for the Portfolio is made by a management team that consists of portfolio managers and analysts.  The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are co-portfolio managers Anthony Rizza, CFA and Craig L. Chodash, CFA.  Mr. Rizza, Senior Managing Director, created, and has managed CCI’s technology process since January 1, 1995.  Mr. Chodash,  Senior Vice President/Senior Securities Analyst, joined CCI in May 2003.  Mr. Chodash is also a member of the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 27, 2008 to the Class B Shares Prospectus Dated December 31, 2007,

of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, “THE ADVISER” located on page 41 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Technology & Communications Portfolio is advised by Columbus Circle Investors (“CCI”).  Stock selection for the Portfolio is made by a management team that consists of portfolio managers and analysts.  The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are co-portfolio managers Anthony Rizza, CFA and Craig L. Chodash, CFA.  Mr. Rizza, Senior Managing Director, created, and has managed CCI’s technology process since January 1, 1995.  Mr. Chodash, Senior Vice President/Senior Securities Analyst, joined CCI in May 2003.  Mr. Chodash is also a member of the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 27, 2008 to the Class C Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, “THE ADVISER” located on page 41 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Technology & Communications Portfolio is advised by Columbus Circle Investors (“CCI”).  Stock selection for the Portfolio is made by a management team that consists of portfolio managers and analysts.  The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are co-portfolio managers Anthony Rizza, CFA and Craig L. Chodash, CFA.  Mr. Rizza, Senior Managing Director, created, and has managed CCI’s technology process since January 1, 1995.  Mr. Chodash, Senior Vice President/Senior Securities Analyst, joined CCI in May 2003.  Mr. Chodash is also a member of the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 27, 2008 to the Class I Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, “THE ADVISER” located on page 41 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Technology & Communications Portfolio is advised by Columbus Circle Investors (“CCI”).  Stock selection for the Portfolio is made by a management team that consists of portfolio managers and analysts.  The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are co-portfolio managers Anthony Rizza, CFA and Craig L. Chodash, CFA.  Mr. Rizza, Senior Managing Director, created, and has managed CCI’s technology process since January 1, 1995.  Mr. Chodash, Senior Vice President/Senior Securities Analyst, joined CCI in May 2003.  Mr. Chodash is also a member of the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated May 27, 2008

to the

Statement of Additional Information

Dated January 31, 2008 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 41 of the Statement of Additional Information (“SAI”). The following information, which is provided as of March 31, 2008, is added to the table on page 43:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Craig L. Chodash	Technology & Communications Portfolio	2	$213	1	$3	1	$47	$263

* * * * *

Reference is made to the section entitled “Conflicts of Interest” beginning on page 43 of the SAI.  The information contained in the second full paragraph on page 45 is amended to read as follows:

Messrs. Rizza and Chodash must adhere to policies and procedures adopted by Columbus Circle Investors designed to address any potential material conflicts of interest. For instance, Columbus Circle Investors’ portfolio managers are responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate from such investment discipline when allocating resources.  Additionally, Columbus Circle Investors and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation. Columbus Circle Investors trades all accounts through a block trade and the average share price is pro-rated across all accounts.

* * * * *

Reference is made to the section entitled “Compensation” beginning on page 45 of the SAI.  The information contained in the last paragraph on page 47 is deleted in its entirety and replaced with the following:

Compensation for Mr. Rizza and Mr. Chodash, who co-manage the Technology & Communications Portfolio, is comprised of a base salary and a bonus based on both a percentage of the firm’s profitability and the individual performance of the portfolios they manage, including, but not limited to, the Technology & Communications Portfolio.  Performance of the managed portfolios is measured on a relative basis to respective benchmarks of each portfolio.  Compensation for Mr. Rizza includes an equity distribution based on the profitability of Columbus Circle Investors.

* * * * *

Reference is made to the section entitled “Ownership of Securities” located on page 48 of the SAI.  The end of the table on page 49 is amended to include the following information, which is provided as of March 31, 2008:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Craig L. Chodash	Technology & Communication Portfolio	None

Please retain this supplement for future reference.